Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Contract Balances
The contract balances include the following (in thousands):

	As of December 31,
	2025	2024
Accounts receivable, net	$879,871	$812,510
Contract assets (included in Prepaid expenses and other current assets)	995	1,687
Deferred revenue:
Deferred revenue, current portion	$120,912	$105,718
Deferred revenue, non-current portion	28,848	25,050
Total deferred revenue	$149,760	$130,768